Inventory (Tables)	9 Months Ended
Sep. 30, 2025
Inventory [abstract]
Schedule of Inventory	Company’s inventory consisted of the following balances:
	As at September 30, 2025 $	As at December 31, 2024 $
Raw materials	55,568	51,973
Finished goods	22,054	65,269
Total inventory	77,622	117,242